Cover	Feb. 26, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2020
Current Fiscal Year End Date	--11-01
Entity File Number	1-4121
Entity Registrant Name	DEERE & COMPANY
Entity Central Index Key	0000315189
Entity Tax Identification Number	36-2382580
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One John Deere Place
Entity Address, City or Town	Moline
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	61265
City Area Code	309
Local Phone Number	765-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $1 par value
Trading Symbol	DE
Security Exchange Name	NYSE
Debentures 8.5 Percent Due 2022
Document Information [Line Items]
Title of 12(b) Security	8½% Debentures Due 2022
Trading Symbol	DE22
Security Exchange Name	NYSE
Debentures 6.55 Percent Due 2028
Document Information [Line Items]
Title of 12(b) Security	6.55% Debentures Due 2028
Trading Symbol	DE28
Security Exchange Name	NYSE